Leases (Details) - Schedule of maturities of finance lease liabilities	Mar. 31, 2022 USD ($)
Schedule of maturities of finance lease liabilities [Abstract]
2022 – remaining	$ 137,882
2023	184,711
2024	168,254
2025	161,487
2026	161,487
Thereafter	166,688
Total payments	980,509
Less: amount representing interest	(138,235)
Present value of minimum finance lease payments	$ 842,274